Accounts Receivable - Net - Schedule of Allowance for Credit Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Receivables [Abstract]
Balance at the beginning of the year	$ (23,995)	$ (13,438)	$ (12,469)
Additions	(4,212)	(11,188)	(2,608)
Write-offs	333	107	1,262
Foreign currency translation adjustments	(1,173)	524	377
Balance at the end of the year	$ (29,047)	$ (23,995)	$ (13,438)